Investment in Joint Ventures And Majority Owned Subsidiaries (Details) - SAL LLC $ in Thousands	12 Months Ended
Jul. 03, 2016 USD ($)
Schedule Of Equity Method Investments [Line Items]
Loss on loan from STRATTEC to SAL LLC	$ 225
Loss on Guarantee of SAL LLC Credit Facility	$ 247